TRADE AND OTHER PAYABLES - Disclosure of aged analysis of the trade and other payables (Details) - USD ($) $ in Thousands	Dec. 31, 2024	Dec. 31, 2023
Disclosure of trade and other payables [Abstract]
Trade payables	$ 9,510	$ 2,427
Accrued Liabilities	3,426	708
Accrued employee payroll and benefits	3,667	181
Accrued other tax liabilities	2,642	0
Due to related parties	674	1,158
Total trade and other payables	$ 19,919	$ 4,474